Goodwill and Other Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Purchased software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 483	$ 500
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	1,208	981
In process software not subject to amortization [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 500	$ 476